Shareholders' equity (Schedule of Options Outstanding under 2011 Plan and 2011 Sub-Plan) (Details) - 2011 plan and 2011 sub-plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of options	4,460,289
Outstanding Weighted average remaining contractual life (in years)	8 years 26 days
Exercisable Number of options	1,662,729
Exercisable Weighted average remaining contractual life (years)	6 years 10 months 6 days
Outstanding Aggregate intrinsic value | $	$ 60,513
Exercisable Aggregate intrinsic value | $	$ 29,601
$0.00 - $0.33
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 0.00
Exercise price, upper limit | $ / shares	$ 0.33
Outstanding Number of options	157,655
Outstanding Weighted average remaining contractual life (in years)	8 years 7 months 21 days
Exercisable Number of options	45,546
Exercisable Weighted average remaining contractual life (years)	7 years 9 months 11 days
Outstanding Aggregate intrinsic value | $	$ 0
Exercisable Aggregate intrinsic value | $	$ 0
$1.61 - $2.01
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 1.61
Exercise price, upper limit | $ / shares	$ 2.01
Outstanding Number of options	449,173
Outstanding Weighted average remaining contractual life (in years)	4 years 6 months 29 days
Exercisable Number of options	449,173
Exercisable Weighted average remaining contractual life (years)	4 years 6 months 29 days
Outstanding Aggregate intrinsic value | $	$ 0
Exercisable Aggregate intrinsic value | $	$ 0
$4.48 - $5.55
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 4.48
Exercise price, upper limit | $ / shares	$ 5.55
Outstanding Number of options	1,482,296
Outstanding Weighted average remaining contractual life (in years)	7 years 7 months 17 days
Exercisable Number of options	880,095
Exercisable Weighted average remaining contractual life (years)	7 years 4 months 17 days
Outstanding Aggregate intrinsic value | $	$ 0
Exercisable Aggregate intrinsic value | $	$ 0
$8.70 - $10.84
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 8.70
Exercise price, upper limit | $ / shares	$ 10.84
Outstanding Number of options	324,749
Outstanding Weighted average remaining contractual life (in years)	8 years 2 months 19 days
Exercisable Number of options	111,809
Exercisable Weighted average remaining contractual life (years)	7 years 9 months 7 days
Outstanding Aggregate intrinsic value | $	$ 0
Exercisable Aggregate intrinsic value | $	$ 0
$12.78 - $18.46
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 12.78
Exercise price, upper limit | $ / shares	$ 18.46
Outstanding Number of options	1,475,433
Outstanding Weighted average remaining contractual life (in years)	8 years 11 months 19 days
Exercisable Number of options	93,148
Exercisable Weighted average remaining contractual life (years)	8 years 10 months 10 days
Outstanding Aggregate intrinsic value | $	$ 0
Exercisable Aggregate intrinsic value | $	$ 0
$21.81-$24.79
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 21.81
Exercise price, upper limit | $ / shares	$ 24.79
Outstanding Number of options	570,983
Outstanding Weighted average remaining contractual life (in years)	9 years 4 months 28 days
Exercisable Number of options	82,958
Exercisable Weighted average remaining contractual life (years)	9 years 5 months 19 days